REVENUES Segment revenue by type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 7,000	$ 10,565	$ 16,787	$ 19,591
Other revenue	370	152	729	327
Total revenues	7,370	10,717	17,516	19,918
Business services
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,836	7,341	10,176	14,262
Other revenue	217	4	406	18
Total revenues	4,053	7,345	10,582	14,280
Infrastructure services
Disclosure of operating segments [line items]
Revenue from contracts with customers	968	959	1,970	2,090
Other revenue	152	146	320	304
Total revenues	1,120	1,105	2,290	2,394
Industrials
Disclosure of operating segments [line items]
Revenue from contracts with customers	2,196	2,265	4,641	3,239
Other revenue	1	2	3	5
Total revenues	2,197	2,267	4,644	3,244
Corporate and other
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	0	0	0
Other revenue	0	0	0	0
Total revenues	$ 0	$ 0	$ 0	$ 0